Tax Status	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated July 22, 2021 and subsequent compliance statement dated July 25, 2024, that the Plan and related trust are designed in accordance with the applicable sections of the IRC. The IRS conditioned its favorable determination on the Company's adoption of a Plan amendment that was previously provided within 90 days of the date of its letter and the Company adopted this amendment on August 24, 2021. In this regard, the Plan amendment was proposed to the IRS in advance to address certain follow-up inquiries in connection with the Company's determination letter application. The IRS compliance statement stemmed from the Company’s Voluntary Correction Program ("VCP") application to correct certain inconsistencies between the Plan document and the Plan's operations and conditioned the statement on the Company's adoption of a Plan amendment that was previously provided, which the Company adopted on November 19, 2024. In this regard, the Plan amendment was proposed to the IRS in advance to conform the Plan document with its operations in connection with the Company's VCP application.
Although the Plan has been amended as part of receiving both the determination letter and subsequent compliance statement, and thereafter including the pending amendment discussed in Note 1, the Administrative Committee and the Plan's tax counsel believe that the Plan is designed, and currently being operated in compliance with the applicable requirements of the IRC, and therefore, believe that the Plan is qualified, and the related trust is tax-exempt. Accordingly, no provision for income taxes is required in the accompanying financial statements.
U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan Administrative Committee has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken, or expected to be taken, that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.